Legacy cost commitments (Details)				12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)
Legacy cost commitments [Line Items]
Agreed to pay monthly payments	$ 200,000	$ 200,000	$ 100,000
Legacy cost commitments
EGS [Member]
Legacy cost commitments [Line Items]
Outstanding amounts				$ 300,000
IBS [Member]
Legacy cost commitments [Line Items]
Outstanding amounts				$ 1,321,250
Bottom of Range [Member]
Legacy cost commitments [Line Items]
Amount owed to related parties			$ 250,000
Top of Range [Member]
Legacy cost commitments [Line Items]
Amount owed to related parties	$ 2,100,000